Matthews Korea Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 69.3%

	Shares	Value
INFORMATION TECHNOLOGY: 15.0%
Technology Hardware, Storage & Peripherals: 4.4%
Samsung Electronics Co., Ltd.	150,616	$6,166,830

Semiconductors & Semiconductor Equipment: 3.9%
SK Hynix, Inc.	52,830	3,628,382
Koh Young Technology, Inc.	23,928	1,778,089

		5,406,471

Electronic Equipment, Instruments & Components: 3.9%
Samsung SDI Co., Ltd.	17,638	3,283,649
SFA Engineering Corp.	58,524	2,065,865

		5,349,514

IT Services: 1.9%
Cafe24 Corp.[b]	50,275	2,685,614

Software: 0.9%
Minwise Co., Ltd.	88,362	1,270,315

Total Information Technology		20,878,744

CONSUMER STAPLES: 11.5%
Food Products: 5.7%
Orion Corp.	52,951	4,350,614
Orion Holdings Corp.	147,529	1,960,823
Maeil Dairies Co., Ltd.	22,380	1,717,769

		8,029,206

Tobacco: 2.9%
KT&G Corp.	46,174	4,073,717

Food & Staples Retailing: 2.9%
BGF Retail Co., Ltd.	24,459	4,025,637

Total Consumer Staples		16,128,560

FINANCIALS: 10.3%
Banks: 4.5%
Shinhan Financial Group Co., Ltd.	112,636	3,935,839
KB Financial Group, Inc.	65,364	2,332,938

		6,268,777

Capital Markets: 4.1%
Shinyoung Securities Co., Ltd.	67,692	3,147,019
Kiwoom Securities Co., Ltd.	45,422	2,572,393

		5,719,412

Insurance: 1.7%
DB Insurance Co., Ltd.	54,341	2,340,656

Total Financials		14,328,845

CONSUMER DISCRETIONARY: 9.8%
Auto Components: 7.1%
Hyundai Mobis Co., Ltd.	34,325	7,223,457
Hankook Tire & Technology Co., Ltd.	98,538	2,652,906

		9,876,363

Specialty Retail: 1.9%
Cuckoo Homesys Co., Ltd.	75,570	2,658,436

	Shares	Value
Hotels, Restaurants & Leisure: 0.8%
Modetour Network, Inc.	87,694	$1,113,887

Total Consumer Discretionary		13,648,686

HEALTH CARE: 8.4%
Pharmaceuticals: 4.6%
Yuhan Corp.	20,558	3,923,577
DongKook Pharmaceutical Co., Ltd.	46,758	2,450,144

		6,373,721

Biotechnology: 2.2%
Hugel, Inc.[b]	9,702	3,122,744

Health Care Equipment & Supplies: 1.6%
Interojo Co., Ltd.	108,571	2,300,725

Total Health Care		11,797,190

COMMUNICATION SERVICES: 6.7%
Interactive Media & Services: 6.7%
NAVER Corp.	49,028	6,430,771
Kakao Corp.	25,944	2,937,260

Total Communication Services		9,368,031

MATERIALS: 4.0%
Containers & Packaging: 1.7%
Lock&Lock Co., Ltd.	229,743	2,389,961

Chemicals: 1.5%
Chunbo Co., Ltd.[b]	39,246	2,151,948

Metals & Mining: 0.8%
Korea Zinc Co., Ltd.	2,950	1,104,190

Total Materials		5,646,099

INDUSTRIALS: 2.0%
Commercial Services & Supplies: 2.0%
S-1 Corp.	34,732	2,848,480

Total Industrials		2,848,480

ENERGY: 1.6%
Oil, Gas & Consumable Fuels: 1.6%
SK Innovation Co., Ltd.	11,055	1,530,813
S-Oil Corp.	8,335	691,067

Total Energy		2,221,880

TOTAL COMMON EQUITIES		96,866,515

(Cost $99,740,132)

PREFERRED EQUITIES: 28.5%
INFORMATION TECHNOLOGY: 11.6%
Technology Hardware, Storage & Peripherals: 11.6%
Samsung Electronics Co., Ltd., Pfd.	492,162	16,245,817

Total Information Technology		16,245,817

CONSUMER STAPLES: 5.4%
Personal Products: 5.4%
LG Household & Health Care, Ltd., Pfd.	9,218	5,936,873

matthewsasia.com | 800.789.ASIA	1

Matthews Korea Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

PREFERRED EQUITIES (continued)

	Shares	Value
Amorepacific Corp., Pfd.	25,584	$1,567,753

Total Consumer Staples		7,504,626

CONSUMER DISCRETIONARY: 4.7%
Automobiles: 4.7%
Hyundai Motor Co., Ltd., 2nd Pfd.	62,086	4,403,670
Hyundai Motor Co., Ltd., Pfd.	33,198	2,118,901

Total Consumer Discretionary		6,522,571

FINANCIALS: 3.4%
Insurance: 3.4%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	34,801	4,723,425

Total Financials		4,723,425

MATERIALS: 2.1%
Chemicals: 2.1%
LG Chem, Ltd., Pfd.	20,744	2,903,114

Total Materials		2,903,114

ENERGY: 1.3%
Oil, Gas & Consumable Fuels: 1.3%
S-Oil Corp., Pfd.	37,310	1,849,924

Total Energy		1,849,924

TOTAL PREFERRED EQUITIES		39,749,477

(Cost $35,913,465)

Value
TOTAL INVESTMENTS: 97.8%	$136,615,992
(Cost $135,653,597)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 2.2%	3,086,783

NET ASSETS: 100.0%	$139,702,775

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Pfd.	Preferred

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS